Income taxes	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Income taxes
Note 11. Income taxes
The Canada Revenue Agency (CRA) has reassessed

CIBC’s 2011–20
19
 taxation years for approximately $1,847 million of income taxes and proposed to reassess the 2020 taxation year for approximately $71 million related to the denial of deductions of certain dividends.

Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in respect of its 2011 taxation year to put the matter in litigation. CIBC is confident that its tax filing positions are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim consolidated financial statements.
On June 20, 2024, Canada enacted the
Global Minimum Tax Act
(GMTA) to adopt the Organisation for Economic Co-operation and Development’s (OECD) Pillar Two, which implements a 15%
global minimum corporate tax (GMT) on certain multinational enterprises. GMT is in different stages of adoption globally. Certain jurisdictions in which we operate have implemented GMT, which applied to CIBC as of November 1, 2024.
The impact of GMT on the consolidated effective tax rate is within a 1%
range for the

three and

six months ended April 30, 2025.